Leases (Details 1) $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Total	$ 3,144
Current maturities of lease liability	1,055
Long-term lease liability	2,089
Not later than one year [member]
Statement Line Items [Line Items]
Total	1,055
One to five years [Member]
Statement Line Items [Line Items]
Total	$ 2,089